SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 21,789,126	$ 7,491,611	$ 20,259,394
Investment in joint venture	1,445,251
Property and equipment	3,064,234	3,185,754	3,143,060
Patents and licenses	528,476	438,677	452,384
Right of use asset	326,890	520,686	222,517
Total Assets	27,153,977	11,636,728	24,077,355
Revenue	209,100
Selling, marketing and administration	(9,055,528)	(8,137,998)	(6,697,387)
Research and development	(8,165,128)	(6,634,317)	(2,083,815)
Gain on contribution of intellectuall property to joint venture	2,587,500
Interest expense	(364,619)	(937,903)	(819,911)
Forgiveness of Covid-19 government support loans	186,747
Other income, including interest	75,084	41,148	10,540
Share of loss in joint venture	(1,142,249)
Net income (loss)	(15,669,093)	(18,169,070)	(5,952,875)
Credit loss on receivable from the sale of discontinued operation		(2,500,000)
Impairment of long lived assets			(1,764,459)
Amortization of debt issuance costs			(372,340)
Income tax recovery			292,740
Net loss from continuing operations	(15,669,093)	(18,169,070)	(11,434,632)
Income from discontinued operations, net of taxes			5,481,757
Asia [Member]
IfrsStatementLineItems [Line Items]
Current assets	537,647	304,450	86,849
Investment in joint venture	1,445,251
Property and equipment	2,787,273	2,982,496	3,055,906
Patents and licenses
Right of use asset	150,134	289,542	222,517
Total Assets	4,920,305	3,576,488	3,365,272
Revenue	209,100
Selling, marketing and administration	(1,563,829)	(1,182,054)	(217,416)
Research and development	(4,849,553)	(3,269,873)	(218,900)
Gain on contribution of intellectuall property to joint venture	2,587,500
Interest expense	(35,043)	(20,181)	(4,705)
Forgiveness of Covid-19 government support loans
Other income, including interest
Share of loss in joint venture	(1,142,249)
Net income (loss)	(4,794,074)	(4,472,108)	5,040,736
Credit loss on receivable from the sale of discontinued operation
Impairment of long lived assets
Amortization of debt issuance costs
Income tax recovery
Net loss from continuing operations			(441,021)
Income from discontinued operations, net of taxes			5,481,757
US [Member]
IfrsStatementLineItems [Line Items]
Current assets	291,772	69,874	22,523
Investment in joint venture
Property and equipment	276,961	203,258	87,154
Patents and licenses	528,476	438,677	452,384
Right of use asset	176,756	231,144
Total Assets	1,273,965	942,953	562,061
Revenue
Selling, marketing and administration	(5,460,915)	(5,495,161)	(5,126,260)
Research and development	(2,679,452)	(1,447,729)	(107,161)
Gain on contribution of intellectuall property to joint venture
Interest expense	(32,632)	(24,474)
Forgiveness of Covid-19 government support loans	186,747
Other income, including interest
Share of loss in joint venture
Net income (loss)	(7,986,252)	(6,967,364)	(4,940,681)
Credit loss on receivable from the sale of discontinued operation
Impairment of long lived assets
Amortization of debt issuance costs
Income tax recovery			292,740
Net loss from continuing operations			(4,940,681)
Income from discontinued operations, net of taxes
Canada [Member]
IfrsStatementLineItems [Line Items]
Current assets	20,959,707	7,117,287	20,150,022
Investment in joint venture
Property and equipment
Patents and licenses
Right of use asset
Total Assets	20,959,707	7,117,287	20,150,022
Revenue
Selling, marketing and administration	(2,030,784)	(1,460,783)	(1,353,711)
Research and development	(636,123)	(1,916,715)	(1,757,754)
Gain on contribution of intellectuall property to joint venture
Interest expense	(296,944)	(893,248)	(815,206)
Forgiveness of Covid-19 government support loans
Other income, including interest	75,084	41,148	10,540
Share of loss in joint venture
Net income (loss)	$ (2,888,767)	(6,729,598)	(6,052,930)
Credit loss on receivable from the sale of discontinued operation		$ (2,500,000)
Impairment of long lived assets			(1,764,459)
Amortization of debt issuance costs			(372,340)
Income tax recovery
Net loss from continuing operations			(6,052,930)
Income from discontinued operations, net of taxes